Impairment of non-current assets - Breakdown of oilfields impairment losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Detailed information about impairment losses reservals of assets Exploration and Production
(Impairment loss) reversal	$ (1,982,044)	$ 785,940	$ 183,718
Oil fields [Member]
Detailed information about impairment losses reservals of assets Exploration and Production
(Impairment loss) reversal	(1,663,082)	483,803	188,873
Fields in Colombia [Member] | Oil fields [Member] | Reversal [Member]
Detailed information about impairment losses reservals of assets Exploration and Production
Carrying amount	3,842,819	19,156,326	13,229,212
Recoverable amount	6,047,345	50,462,080	23,906,828
(Impairment loss) reversal	74,577	689,665	298,210
Fields in Colombia [Member] | Oil fields [Member] | Loss [Member]
Detailed information about impairment losses reservals of assets Exploration and Production
Carrying amount	4,992,462	764,808	2,172,747
Recoverable amount	3,322,284	405,421	1,588,207
(Impairment loss) reversal	(1,673,258)	(359,387)	(584,540)
Fields operated abroad | Oil fields [Member] | Reversal [Member]
Detailed information about impairment losses reservals of assets Exploration and Production
Carrying amount	200,910	1,810,618	748,510
Recoverable amount	539,785	2,719,086	1,324,010
(Impairment loss) reversal	4,391	157,709	$ 475,203
Fields operated abroad | Oil fields [Member] | Loss [Member]
Detailed information about impairment losses reservals of assets Exploration and Production
Carrying amount	0	184,375
Recoverable amount	0	180,191
(Impairment loss) reversal	$ (68,792)	$ (4,184)